Financial instruments - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	$ 763	$ 652
Long-term convertible notes due from associated companies	0	11
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	(120)	(100)
Recurring fair value measurement | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	(110)	(96)
Recurring fair value measurement | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	(10)	(4)
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	0	0
Level 1 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	0	0
Level 1 | Recurring fair value measurement | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	0	0
Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	(10)	(4)
Level 2 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	0	0
Level 2 | Recurring fair value measurement | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	(10)	(4)
Level 3 | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	(110)	(96)	$ (94)	$ (90)
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	(110)	(96)
Level 3 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	(110)	(96)
Level 3 | Recurring fair value measurement | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	0	0
Financial assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	548	463
Current financial assets at fair value	699	445
Financial assets at fair value	1,247	908
Financial assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	376	261
Current financial assets at fair value	690	432
Financial assets at fair value	1,066	693
Financial assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Current financial assets at fair value	7	12
Financial assets at fair value	7	12
Financial assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	172	202
Current financial assets at fair value	2	1
Financial assets at fair value	174	203
Deferred compensation assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	188	180
Deferred compensation assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	188	180
Deferred compensation assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Deferred compensation assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Money market funds | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	690	432
Money market funds | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	690	432
Money market funds | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Money market funds | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Derivative financial instruments | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	7	12
Derivative financial instruments | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Derivative financial instruments | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	7	12
Derivative financial instruments | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Measured at FVOCI | Long-term financial investments | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	359	282
Measured at FVOCI | Long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	188	81
Measured at FVOCI | Long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Measured at FVOCI | Long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	171	201
Measured at FVPL | Long-term financial investments | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	1	1
Measured at FVPL | Long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Measured at FVPL | Long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Measured at FVPL | Long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	1	1
Measured at FVPL | Current portion of long-term financial investments | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	2	1
Measured at FVPL | Current portion of long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Measured at FVPL | Current portion of long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Measured at FVPL | Current portion of long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	$ 2	$ 1